FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06378
                                   ---------

                       TEMPLETON DEVELOPING MARKETS TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 3/31/06
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Developing Markets Trust

QUARTERLY STATEMENT OF INVESTMENTS
MARCH 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................    3

Notes to Statement of Investments .........................................   10

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o TEMPLETON o MUTUAL SERIES

                                          Quarterly Statement of Investments | 1

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
TEMPLETON DEVELOPING MARKETS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------
                                                                    INDUSTRY                     SHARES/RIGHTS      VALUE
-----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND RIGHTS 89.4%
    ARGENTINA 0.1%
  a Banco Macro Bansud SA, ADR ................                 Commercial Banks                       143,000   $  3,278,990
  a BBVA Banco Frances SA, ADR ................                 Commercial Banks                        45,875        362,413
  a Grupo Financiero Galicia SA, ADR ..........                 Commercial Banks                       354,100      2,730,111
                                                                                                                 ------------
                                                                                                                    6,371,514
                                                                                                                 ------------
    AUSTRIA 0.5%
    Wienerberger AG ...........................                Building Products                       474,999     23,883,615
                                                                                                                 ------------
    BRAZIL 2.3%
    Centrais Eletricas Brasileiras SA
      (Non Taxable) ...........................                Electric Utilities                1,251,948,148     28,119,081
    Centrais Eletricas Brasileiras SA (Taxable)                Electric Utilities                  538,847,500     12,102,655
    Companhia de Bebidas das Americas
      (AmBev) .................................                    Beverages                        42,247,000     15,921,698
    Embraer-Empresa Bras de Aeronautica SA ....               Aerospace & Defense                    2,036,636     18,316,118
    Souza Cruz SA (Non Taxable) ...............                     Tobacco                          2,734,534     41,588,098
    Souza Cruz SA (Taxable) ...................                     Tobacco                             17,600        267,669
                                                                                                                 ------------
                                                                                                                  116,315,319
                                                                                                                 ------------
    CHINA 12.0%
    Aluminum Corp. of China Ltd., H ...........                 Metals & Mining                     50,672,000     53,548,950
    Anhui Conch Cement Co. Ltd., H ............              Construction Materials                 13,076,000     18,873,915
  a China Construction Bank, H ................                 Commercial Banks                     2,700,000      1,261,365
a,b China Construction Bank, H, 144A ..........                 Commercial Banks                    70,005,000     32,704,396
    China International Marine Containers
      (Group) Co. Ltd., B .....................                    Machinery                         1,919,714      1,887,688
  a China Life Insurance Co. Ltd., H ..........                    Insurance                         3,016,000      3,809,136
    China Mobile (Hong Kong) Ltd. .............       Wireless Telecommunication Services           15,308,000     80,392,425
    China Resources Enterprise Ltd. ...........                   Distributors                      11,218,000     23,131,536
  a China Shenhua Energy Co. Ltd., H ..........           Oil, Gas & Consumable Fuels               11,706,000     20,592,555
    China Travel International Investment
      Hong Kong Ltd. ..........................          Hotels, Restaurants & Leisure              67,876,000     17,232,628
    Chongqing Changan Automobile Co. Ltd., B ..                   Automobiles                        7,544,109      3,694,542
    Citic Pacific Ltd. ........................             Industrial Conglomerates                 4,973,764     14,935,169
    CNOOC Ltd. ................................           Oil, Gas & Consumable Fuels               81,206,000     62,792,595
    Datang International Power Generation
      Co. Ltd., H .............................   Independent Power Producers & Energy Traders      20,510,000     12,951,820
    Denway Motors Ltd. ........................                   Automobiles                       72,242,386     28,163,493
    GOME Electrical Appliances Holdings Ltd. ..                 Specialty Retail                     7,788,000      8,681,827
    Huadian Power International Corp. Ltd., H .   Independent Power Producers & Energy Traders      42,838,000     11,455,561
    Huaneng Power International Inc., H .......   Independent Power Producers & Energy Traders      28,050,000     19,159,219
    PetroChina Co. Ltd., H ....................           Oil, Gas & Consumable Fuels              118,087,000    123,269,652
  b PetroChina Co. Ltd., H, 144A .............            Oil, Gas & Consumable Fuels               26,450,000     27,610,849
    Shanghai Industrial Holdings Ltd. .........             Industrial Conglomerates                11,552,000     24,266,874
    TCL Multimedia Technology Holdings Ltd. ...                Household Durables                    6,091,386        949,884
    Travelsky Technology Ltd., H ..............                   IT Services                       10,828,000     11,512,543
                                                                                                                 ------------
                                                                                                                  602,878,622
                                                                                                                 ------------

                                          Quarterly Statement of Investments | 3

TEMPLETON DEVELOPING MARKETS TRUST

-----------------------------------------------------------------------------------------------------------------------------
                                                                    INDUSTRY                     SHARES/RIGHTS      VALUE
-----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND RIGHTS (CONTINUED)
  CROATIA 0.8%
c Pliva d.d., GDR, Reg S .....................                  Pharmaceuticals                      1,983,950   $ 38,250,556
                                                                                                                 ------------
  CZECH REPUBLIC 0.0%d
  Philip Morris CR AS ........................                      Tobacco                              3,441      2,352,526
                                                                                                                 ------------
  FINLAND 0.5%
  Nokian Renkaat OYJ .........................                  Auto Components                      1,485,140     26,181,206
                                                                                                                 ------------
  HONG KONG 1.7%
  Cheung Kong (Holdings) Ltd. ................                    Real Estate                        3,851,000     40,820,515
  Cheung Kong Infrastructure Holdings Ltd. ...                 Electric Utilities                    2,658,000      8,443,859
  Dairy Farm International Holdings Ltd. .....              Food & Staples Retailing                 4,662,954     16,320,339
  Hopewell Holdings Ltd. .....................           Transportation Infrastructure               1,253,000      3,633,312
  MTR Corp. Ltd. .............................                    Road & Rail                        7,510,585     16,938,731
                                                                                                                 ------------
                                                                                                                   86,156,756
                                                                                                                 ------------
  HUNGARY 3.2%
  BorsodChem Rt ..............................                     Chemicals                           758,166      8,523,801
  Gedeon Richter Ltd. ........................                  Pharmaceuticals                        137,088     27,616,388
  Magyar Telekom Telecommunications ..........       Diversified Telecommunication Services          7,885,479     35,280,571
  MOL Magyar Olaj-es Gazipari Rt .............            Oil, Gas & Consumable Fuels                  573,325     58,787,386
  OTP Bank ...................................                  Commercial Banks                       807,223     27,985,360
                                                                                                                 ------------
                                                                                                                  158,193,506
                                                                                                                 ------------
  INDIA 3.1%
  Gail India Ltd. ............................                   Gas Utilities                       2,775,840     19,851,934
  Himatsingka Seide Ltd. .....................          Textiles, Apparel & Luxury Goods             2,403,000      8,977,500
  Hindalco Industries Inc. ...................                  Metals & Mining                      3,900,624     15,992,558
  Hindustan Lever Ltd. .......................                 Household Products                    1,890,000     11,565,101
  Hindustan Petroleum Corp. Ltd. .............            Oil, Gas & Consumable Fuels                4,911,041     35,635,397
  Indian Oil Corp. Ltd. ......................            Oil, Gas & Consumable Fuels                  492,200      6,461,093
  Oil & Natural Gas Corp. Ltd. ...............            Oil, Gas & Consumable Fuels                1,054,904     31,042,625
  Ranbaxy Laboratories Ltd. ..................                  Pharmaceuticals                        176,000      1,707,002
  Reliance Industries Ltd. ...................            Oil, Gas & Consumable Fuels                1,043,550     18,672,510
  Tata Tea Ltd. ..............................                   Food Products                         343,491      6,699,618
                                                                                                                 ------------
                                                                                                                  156,605,338
                                                                                                                 ------------
  INDONESIA 0.7%
  PT Astra International Tbk .................                    Automobiles                       19,544,000     24,196,104
  PT Bank Danamon Indonesia Tbk ..............                  Commercial Banks                    19,802,500     10,460,218
                                                                                                                 ------------
                                                                                                                   34,656,322
                                                                                                                 ------------
  ISRAEL 0.5%
a Check Point Software Technologies Ltd. .....                      Software                         1,140,100     22,824,802
a Israel Discount Bank .......................                  Commercial Banks                     1,920,181      3,636,496
                                                                                                                 ------------
                                                                                                                   26,461,298
                                                                                                                 ------------


4 | Quarterly Statement of Investments

TEMPLETON DEVELOPING MARKETS TRUST

-----------------------------------------------------------------------------------------------------------------------------
                                                                    INDUSTRY                     SHARES/RIGHTS      VALUE
-----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND RIGHTS (CONTINUED)
  LUXEMBOURG 0.0%d
a Ternium SA, ADR ............................                  Metals & Mining                         55,000   $  1,559,250
                                                                                                                 ------------
  MALAYSIA 2.1%
  Kuala Lumpur Kepong Bhd ....................                   Food Products                       1,496,872      3,820,313
  Maxis Communications Bhd ...................        Wireless Telecommunication Services           15,966,200     37,714,409
  Resorts World Bhd ..........................           Hotels, Restaurants & Leisure               7,606,700     27,261,937
  Sime Darby Bhd .............................              Industrial Conglomerates                14,405,300     23,858,253
  Tanjong PLC ................................           Hotels, Restaurants & Leisure               1,718,300      6,811,431
  YTL Power International Bhd ................                  Water Utilities                     11,114,688      6,548,525
                                                                                                                 ------------
                                                                                                                  106,014,868
                                                                                                                 ------------
  MEXICO 3.7%
  Alfa SA ....................................              Industrial Conglomerates                   182,714      1,043,312
  America Movil SA de CV, L, ADR .............        Wireless Telecommunication Services              732,000     25,078,320
  Fomento Economico Mexicano SA de CV,
   ADR .......................................                     Beverages                           489,610     44,877,653
  Grupo Bimbo SA de CV, A ....................                   Food Products                       2,166,438      7,087,084
a Grupo Televisa SA ..........................                       Media                           2,316,947      9,176,239
  Kimberly Clark de Mexico SA de CV, A .......                 Household Products                   18,505,712     63,275,676
  Telefonos de Mexico SA de CV, L, ADR .......       Diversified Telecommunication Services          1,534,240     34,489,715
a Wal-Mart de Mexico SA de CV, V .............              Food & Staples Retailing                    94,000        248,766
                                                                                                                 ------------
                                                                                                                  185,276,765
                                                                                                                 ------------
  PANAMA 0.2%
  Banco Latinoamericano de Exportaciones
   SA, E .....................................                  Commercial Banks                       718,800     12,226,788
                                                                                                                 ------------
  PHILIPPINES 0.7%
  San Miguel Corp., B ........................                     Beverages                        22,847,236     36,215,775
                                                                                                                 ------------
  POLAND 1.3%
  Polski Koncern Naftowy Orlen SA ............            Oil, Gas & Consumable Fuels                1,540,257     28,027,167
  Telekomunikacja Polska SA ..................       Diversified Telecommunication Services          5,218,100     35,626,683
                                                                                                                 ------------
                                                                                                                   63,653,850
                                                                                                                 ------------
  PORTUGAL 0.2%
a Jeronimo Martins SGPS SA ...................              Food & Staples Retailing                   546,951      9,456,527
                                                                                                                 ------------
  RUSSIA 4.9%
  Gazprom ....................................            Oil, Gas & Consumable Fuels                2,936,000     24,398,160
  LUKOIL, ADR ................................            Oil, Gas & Consumable Fuels                1,426,778    118,790,496
  Mining and Metallurgical Co. Norilsk Nickel                   Metals & Mining                        514,300     48,498,490
  Mobile Telesystems, ADR ....................        Wireless Telecommunication Services            1,041,500     34,473,650
a ZAO Polyus Gold Co. ........................                  Metals & Mining                        514,300     19,713,119
                                                                                                                 ------------
                                                                                                                  245,873,915
                                                                                                                 ------------


                                          Quarterly Statement of Investments | 5

TEMPLETON DEVELOPING MARKETS TRUST

----------------------------------------------------------------------------------------------------------------------------
                                                                   INDUSTRY                     SHARES/RIGHTS      VALUE
----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND RIGHTS (CONTINUED)
    SINGAPORE 1.8%
    ComfortDelGro Corp. Ltd. ..................                  Road & Rail                       21,755,000   $ 22,618,684
    Fraser and Neave Ltd. .....................            Industrial Conglomerates                 3,692,148     45,242,151
    Singapore Telecommunications Ltd. .........     Diversified Telecommunication Services         13,017,214     21,348,279
                                                                                                                ------------
                                                                                                                  89,209,114
                                                                                                                ------------
    SOUTH AFRICA 10.1%
    Anglo American PLC ........................                Metals & Mining                      2,396,893     92,065,574
    Edgars Consolidated Stores Ltd. ...........                Specialty Retail                     3,528,823     22,031,532
  a Imperial Holdings Ltd. ....................            Air Freight & Logistics                  1,083,228     30,045,740
    JD Group Ltd. .............................                Specialty Retail                       703,211     10,653,675
    MTN Group Ltd. ............................      Wireless Telecommunication Services            2,460,600     24,546,131
    Nampak Ltd. ...............................             Containers & Packaging                  4,229,395     11,491,057
    Nedbank Group Ltd. ........................                Commercial Banks                     3,251,216     67,740,259
  b Nedbank Group Ltd., 144A ..................                Commercial Banks                       277,129      5,774,083
    Old Mutual PLC ............................                   Insurance                        24,707,644     86,338,492
    Remgro Ltd. ...............................         Diversified Financial Services              4,858,730    106,395,548
    SABMiller PLC .............................                   Beverages                           735,279     14,431,267
    Sappi Ltd. ................................            Paper & Forest Products                  1,786,580     26,666,844
    Sasol .....................................          Oil, Gas & Consumable Fuels                  184,300      6,965,434
  a Steinhoff International Holdings Ltd. ....               Household Durables                      867,500      3,123,844
                                                                                                                ------------
                                                                                                                 508,269,480
                                                                                                                ------------
    SOUTH KOREA 17.2%
    CJ Corp. ..................................                 Food Products                         304,245     35,226,226
    Daewoo Shipbuilding & Marine Engineering
      Co. Ltd. ................................                   Machinery                         1,744,350     46,227,564
    Hana Financial Group Inc. .................                Commercial Banks                     1,276,569     60,435,535
    Hite Brewery Co. Ltd. .....................                   Beverages                            71,240     10,154,624
    Hyundai Development Co. ...................           Construction & Engineering                1,392,880     63,719,977
    Hyundai Motor Co. Ltd. ....................                  Automobiles                           72,350      6,083,461
    Kangwon Land Inc. .........................         Hotels, Restaurants & Leisure               2,399,396     47,412,549
    Kookmin Bank ..............................                Commercial Banks                       265,100     22,890,845
    Korea Gas Corp. ...........................                 Gas Utilities                         396,460     13,199,692
    LG Card Co. Ltd. ..........................                Consumer Finance                       978,900     52,690,238
    LG Chem Ltd. ..............................                   Chemicals                           486,270     22,095,220
    LG Corp. ..................................            Industrial Conglomerates                 1,052,000     36,540,936
    LG Electronics Inc. .......................               Household Durables                      411,430     33,366,628
    LG Petrochemical Co. Ltd. .................                   Chemicals                           406,400      8,741,584
  a LG Philips LCD Co. Ltd. ...................       Electronic Equipment & Instruments              128,380      5,787,109
a,b Lotte Shopping Co. Ltd., GDR, 144A ........                Multiline Retail                     2,106,000     42,499,080
    POSCO .....................................                Metals & Mining                        129,500     33,386,250
    Samsung Electronics Co. Ltd. ..............    Semiconductors & Semiconductor Equipment           306,781    198,911,161
    Samsung Fine Chemicals Co. Ltd. ...........                   Chemicals                           567,940     15,664,892
    Shinhan Financial Group Co. Ltd. ..........                Commercial Banks                       553,000     24,757,372
    SK Corp. ..................................          Oil, Gas & Consumable Fuels                  705,850     47,364,195
    SK Telecom Co. Ltd. .......................      Wireless Telecommunication Services              186,447     36,938,247
                                                                                                                ------------
                                                                                                                 864,093,385
                                                                                                                ------------


6 | Quarterly Statement of Investments

TEMPLETON DEVELOPING MARKETS TRUST

-----------------------------------------------------------------------------------------------------------------------------
                                                                   INDUSTRY                     SHARES/RIGHTS      VALUE
-----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND RIGHTS (CONTINUED)
  SWEDEN 0.7%
  Oriflame Cosmetics SA, SDR .................                 Personal Products                     1,104,600   $ 36,802,509
                                                                                                                 ------------
  TAIWAN 12.8%
  Acer Inc. ..................................              Computers & Peripherals                  5,734,523     10,548,808
  Asustek Computer Inc. ......................              Computers & Peripherals                    525,000      1,423,553
  AU Optronics Corp. .........................         Electronic Equipment & Instruments           15,211,000     22,872,275
  BenQ Corp. .................................              Computers & Peripherals                 12,568,000     10,436,544
  China Motor Corp. ..........................                    Automobiles                       10,621,000     10,799,686
  Chinatrust Financial Holding Co. Ltd. ......                  Commercial Banks                    25,707,809     18,258,612
  Chunghwa Telecom Co. Ltd. ..................       Diversified Telecommunication Services         17,728,000     33,430,505
  D-Link Corp. ...............................              Communications Equipment                22,846,893     24,111,237
  Delta Electronics Inc. .....................         Electronic Equipment & Instruments              228,000        530,412
  Lite-On IT Corp. ...........................              Computers & Peripherals                  3,337,000      3,727,314
  Lite-On Technology Corp. ...................              Computers & Peripherals                 26,303,658     36,472,072
  MediaTek Inc. ..............................      Semiconductors & Semiconductor Equipment         4,411,000     51,036,251
  Mega Financial Holding Co. Ltd. ............                  Commercial Banks                    97,438,308     73,407,489
  Premier Image Technology Corp. .............            Leisure Equipment & Products              16,998,660     22,862,868
  President Chain Store Corp. ................              Food & Staples Retailing                10,528,164     22,254,023
  Realtek Semiconductor Corp. ................      Semiconductors & Semiconductor Equipment        27,149,450     30,366,828
a Ritek Corp. ................................              Computers & Peripherals                  1,370,000        421,714
  Siliconware Precision Industries Co. .......      Semiconductors & Semiconductor Equipment        11,130,258     14,489,844
  Sunplus Technology Co. Ltd. ................      Semiconductors & Semiconductor Equipment        19,916,866     27,432,178
  Synnex Technology International Corp. ......         Electronic Equipment & Instruments           16,812,240     18,675,086
  Taiwan Mobile Co. Ltd. .....................        Wireless Telecommunication Services           54,608,106     51,993,297
  Taiwan Semiconductor Manufacturing Co.
   Ltd .......................................      Semiconductors & Semiconductor Equipment        33,854,843     66,971,126
  Uni-President Enterprises Corp. ............                   Food Products                      75,571,790     46,105,918
  United Microelectronics Corp. ..............      Semiconductors & Semiconductor Equipment        29,901,000     18,887,364
a Yageo Corp. ................................         Electronic Equipment & Instruments           22,195,000      8,514,443
  Yang Ming Marine Transport Corp. ...........                       Marine                          1,382,000        843,150
  Yuanta Core Pacific Securities Co. .........                  Capital Markets                     24,440,232     14,760,231
                                                                                                                 ------------
                                                                                                                  641,632,828
                                                                                                                 ------------
  THAILAND 3.0%
  Aromatics (Thailand) Public Co. Ltd., fgn ..                     Chemicals                         5,829,800      4,033,997
  Bangkok Bank Public Co. Ltd., fgn ..........                  Commercial Banks                     5,919,500     17,663,331
  BEC World Public Co. Ltd., fgn .............                       Media                          11,283,500      3,744,235
  Kasikornbank Public Co. Ltd., fgn ..........                  Commercial Banks                    18,745,700     33,031,009
  Land and Houses Public Co. Ltd., fgn .......                 Household Durables                   31,917,838      6,896,716
  PTT Public Co. Ltd., fgn ...................            Oil, Gas & Consumable Fuels                  103,000        619,987
  Siam Cement Public Co. Ltd., fgn ...........               Construction Materials                  4,663,113     30,707,574
  Siam Commercial Bank Public Co. Ltd., fgn ..                  Commercial Banks                    11,391,000     18,899,537
  Thai Airways International Public Co.
   Ltd., fgn .................................                      Airlines                         6,226,700      7,448,014
a TMB Bank Public Co. Ltd., fgn ..............                  Commercial Banks                   206,445,800     27,189,775
a True Corp. Public Co. Ltd., rts., 3/28/08 ..       Diversified Telecommunication Services          2,258,595             --
                                                                                                                 ------------
                                                                                                                  150,234,175
                                                                                                                 ------------


                                          Quarterly Statement of Investments | 7

TEMPLETON DEVELOPING MARKETS TRUST

--------------------------------------------------------------------------------------------------------------------------
                                                                  INDUSTRY                       SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS AND RIGHTS (CONTINUED)
        TURKEY 2.9%
        Arcelik AS, Br ............................           Household Durables                4,722,447   $   38,987,848
        KOC Holding AS ............................        Industrial Conglomerates             4,550,250       24,198,057
        Migros Turk TAS ...........................        Food & Staples Retailing             2,003,104       24,880,503
        Tupras-Turkiye Petrol Rafineleri AS .......       Oil, Gas & Consumable Fuels           2,070,040       36,489,363
        Turkiye Is Bankasi, C .....................            Commercial Banks                 2,308,466       19,230,063
                                                                                                            --------------
                                                                                                               143,785,834
                                                                                                            --------------
        UNITED KINGDOM 1.8%
        HSBC Holdings PLC .........................            Commercial Banks                 2,785,624       46,633,789
        Provident Financial PLC ...................            Consumer Finance                 3,714,808       45,570,708
                                                                                                            --------------
                                                                                                                92,204,497
                                                                                                            --------------
        UNITED STATES 0.6%
        Avon Products Inc. ........................            Personal Products                  768,000       23,938,560
      a Taro Pharmaceutical Industries Ltd. .......             Pharmaceuticals                   510,423        7,115,297
                                                                                                            --------------
                                                                                                                31,053,857
                                                                                                            --------------
        TOTAL COMMON STOCKS AND RIGHTS
          (COST $3,119,910,909) ...................                                                          4,495,869,995
                                                                                                            --------------
        DIRECT EQUITY INVESTMENTS
         (COST $4,447,586) 0.1%
        HONG KONG 0.1%
a,e,f,g Mayfair Hanoi, Ltd., 30% equity owned
          through HEA Holdings Ltd., a wholly owned
          investment ..............................               Real Estate                                    4,847,692
                                                                                                            --------------
        PREFERRED STOCKS 8.0%
        BRAZIL 7.5%
        Banco Bradesco SA, ADR, pfd ...............            Commercial Banks                 2,685,598       96,439,824
        Braskem SA, pfd., A .......................                Chemicals                    1,588,161       11,795,050
        Companhia Vale do Rio Doce, ADR, pfd., A ..             Metals & Mining                 2,163,300       93,519,459
        Petroleo Brasileiro SA, ADR, pfd ..........       Oil, Gas & Consumable Fuels           1,570,441      125,399,714
        Suzano Bahia Sul Papel e Celulose SA,
          pfd., A .................................         Paper & Forest Products             1,845,868       12,603,439
        Unibanco - Uniao de Bancos Brasileiros SA,
          GDR, pfd ................................            Commercial Banks                   321,900       23,791,629
        Usinas Siderurgicas de Minas Gerais SA,
          pfd., A .................................             Metals & Mining                   283,238       10,472,172
        Votorantim Celulose e Papel SA, ADR, pfd ..         Paper & Forest Products               234,000        3,786,120
                                                                                                            --------------
                                                                                                               377,807,407
                                                                                                            --------------
        RUSSIA 0.5%
      a Surgutneftegaz, pfd .......................       Oil, Gas & Consumable Fuels          18,749,300       21,936,681
                                                                                                            --------------
        TOTAL PREFERRED STOCKS
          (COST $218,133,223) .....................                                                            399,744,088
                                                                                                            --------------

8 | Quarterly Statement of Investments

TEMPLETON DEVELOPING MARKETS TRUST

----------------------------------------------------------------------------------
                                              PRINCIPAL AMOUNT           VALUE
----------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS
   (COST $119,561,251) 2.4%
  UNITED STATES 2.4%
h U.S. Treasury Bills, 4/06/06 - 7/06/06 ...      $120,312,000      $  119,604,592
                                                                    --------------
  TOTAL INVESTMENTS
   (COST $3,462,052,969) 99.9% .............                         5,020,066,367
  OTHER ASSETS, LESS LIABILITIES 0.1% ......                             6,834,508
                                                                    --------------
  NET ASSETS 100.0% ........................                        $5,026,900,875
                                                                    ==============

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
GDR - Global Depository Receipt
SDR - Swedish Depository Receipt

a     Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2006, the aggregate value of these securities was $108,588,408, representing 2.16% of net assets.

c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2006, the value of this security was $38,250,556, representing 0.76% of net assets.

d     Rounds to less than 0.1% of net assets.

e     See Note 4 regarding other considerations.

f     See Note 2 regarding restricted securities.

g     See Note 3 regarding holdings of 5% voting securities.

h     The securities are traded on a discount basis with no stated coupon rate.

                                  Quarterly Statement 68214-9 of Investments |
                                      See Notes to Statement of Investments. | 9

TEMPLETON DEVELOPING MARKETS TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Developing Markets Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

1. INCOME TAXES

At March 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ......................      $ 3,521,636,243
                                                ---------------
Unrealized appreciation ..................      $ 1,530,836,034
Unrealized depreciation ..................          (32,405,910)
                                                ---------------
Net unrealized appreciation (depreciation)      $ 1,498,430,124
                                                ===============

2. RESTRICTED SECURITIES

At March 31, 2006, the Fund held investments in restricted securities, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

-------------------------------------------------------------------------------------------------
                                                      ACQUISITION
SHARES     ISSUER                                         DATE           COST            VALUE
-------------------------------------------------------------------------------------------------
   --      Mayfair Hanoi, Ltd., 30% equity
             owned through HEA Holdings Ltd., .....     10/31/96      $ 4,447,586      $4,847,692
                                                                                       ----------
                TOTAL RESTRICTED SECURITIES
                   (0.10% of Net Assets) ..........                   $ 4,847,692
                                                                                       ==========

3. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS

Investments in "affiliated companies" for the Fund at March 31, 2006 were as shown below.

-------------------------------------------------------------------------------------------------------------------------------
                              NUMBER OF SHARES                           NUMBER OF SHARES   VALUE AT                 REALIZED
                             HELD AT BEGINNING     GROSS       GROSS        HELD AT END      END OF    INVESTMENT     CAPITAL
NAME OF ISSUER                   OF PERIOD       ADDITIONS   REDUCTIONS      OF PERIOD       PERIOD      INCOME     GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
CONTROLLED AFFILIATES
Mayfair Hanoi Ltd.,
 30% equity owned through
 HEA Holdings Ltd. .......           --              --           --            --          $4,847,692    $   --       $   --
                                                                                            -----------------------------------
TOTAL AFFILIATED SECURITIES (0.10% of Net Assets) .....................................     $4,847,692    $   --       $   --
                                                                                            ===================================


10 | Quarterly Statement of Investments

TEMPLETON DEVELOPING MARKETS TRUST

4. OTHER CONSIDERATIONS

Directors or employees of Templeton Asset Management Ltd., as the Fund's Investment Manager, may serve as members on the board of directors of certain companies in which the Fund invests and/or may represent the Fund in certain corporate negotiations. At March 31, 2006, such individuals serve in one or more of these capacities for HEA Holdings Ltd., (which owns a 30% equity interest in Mayfair Hanoi, Ltd.) and Mayfair Hanoi Ltd. As a result of this involvement, such individuals may be in possession of certain material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

                                         Quarterly Statement of Investments | 11







ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DEVELOPING MARKETS TRUST

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date May 22, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date May 22, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date May 22, 2006